UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Antipodean Advisors LLC

Address:    499 Park Avenue
            21st Floor
            New York, NY 10022

13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Johnson
Title:      Chief Financial Officer
Phone:      212-339-5202

Signature, Place and Date of Signing:


/s/ Kevin Johnson                   New York, NY         February 13, 2012
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $425,847
                                        (thousands)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number    Name
---   --------------------    ----
1     028-14222               Antipodean Domestic Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                        COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS    SOLE      SHARED NONE
--------------               --------------   -----      -------  -------   --- ----  ----------      -----    ----      ------ ----
ALEXION PHARMACEUTICALS INC  COM             015351109  13,657      191,000 SH        SHARED-DEFINED  1          191,000
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A-   G0457F107   4,200      204,600 SH        SHARED-DEFINED  1          204,600
BAIDU INC                    SPON ADR REP A  056752108  17,901      153,700 SH        SHARED-DEFINED  1          153,700
BIOGEN IDEC INC              COM             09062X103   7,648       69,500 SH        SHARED-DEFINED  1           69,500
BLOCK H & R INC              COM             093671105   7,267      445,000 SH        SHARED-DEFINED  1          445,000
CARTER INC                   COM             146229109  77,351    1,943,000 SH        SHARED-DEFINED  1        1,943,000
DAVITA INC                   COM             23918K108  16,170      213,300 SH        SHARED-DEFINED  1          213,300
EXPRESS SCRIPTS INC          COM             302182100  10,748      240,500 SH        SHARED-DEFINED  1          240,500
FEDERATED INVS INC PA        CL B            314211103     939       62,000 SH        SHARED-DEFINED  1           62,000
FIRST SOLAR INC              COM             336433107   1,958       58,000 SH        SHARED-DEFINED  1           58,000
GOODRICH CORP                COM             382388106  20,843      168,500 SH        SHARED-DEFINED  1          168,500
HEALTHSPRING INC             COM             42224N101   9,654      177,000 SH        SHARED-DEFINED  1          177,000
HUMANA INC                   COM             444859102  40,739      465,000 SH        SHARED-DEFINED  1          465,000
LAUDER ESTEE COS INC         CL A            518439104  26,676      237,500 SH        SHARED-DEFINED  1          237,500
MASTERCARD INC               CL A            57636Q104   9,395       25,200 SH        SHARED-DEFINED  1           25,200
MICHAEL KORS HLDGS LTD       SHS             G60754101   7,085      260,000 SH        SHARED-DEFINED  1          260,000
NORDION INC                  COM             65563C105   7,390      884,000 SH        SHARED-DEFINED  1          884,000
ONCOTHYREON INC              COM             682324108   9,869    1,302,000 SH        SHARED-DEFINED  1        1,302,000
ONCOTHYREON INC              COM             682324108   7,580    1,000,000     CALL  SHARED-DEFINED  1        1,000,000
SARA LEE CORP                COM             803111103  19,223    1,016,000 SH        SHARED-DEFINED  1        1,016,000
SEARS HLDGS CORP             COM             812350106     318       10,000 SH        SHARED-DEFINED  1           10,000
SHERWIN WILLIAMS CO          COM             824348106  11,025      123,500 SH        SHARED-DEFINED  1          123,500
SIX FLAGS ENTMT CORP NEW     COM             83001A102  11,032      267,500 SH        SHARED-DEFINED  1          267,500
TRIPADVISOR INC              COM             896945201  13,714      544,000 SH        SHARED-DEFINED  1          544,000
VALEANT PHARMACEUTICALS INTL COM             91911K102  72,510    1,553,000 SH        SHARED-DEFINED  1        1,553,000
ZAGG INC                     COM             98884U108     954      135,000 SH        SHARED-DEFINED  1          135,000